Risk and Capital Management - Composition Of Capital Adequcy Parenthetical (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Detail Of Composition Of Capital Adequacy [Line Items]
Conservation	13.00%	13.20%
Till April Two Thousand And Twenty Two [Member] | Bacen Resolution Four Seven Eight Three [Member]
Disclosure Detail Of Composition Of Capital Adequacy [Line Items]
Conservation	2.50%